Expense Example - FidelitySmallCapGrowthK6Fund-PRO - FidelitySmallCapGrowthK6Fund-PRO - Fidelity Small Cap Growth K6 Fund - Fidelity Small Cap Growth K6 Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762